Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2017
Additional Information-Financial Statement Schedule I [Abstract]
Additional Information-Financial Statement Schedule I
China digital tv holding co., lTD.

Additional Information-Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(U.S. dollars in thousands)

	As of December 31,
	2016	2017
ASSETS

Current assets:
Cash and cash equivalents	$616	$7,024
Amounts due from subsidiaries - current	1,862	-
Dividend receivable	6,001	-
Prepaid expenses and other current assets	301	625

Total current assets	8,780	7,649
Accounts due from subsidiaries-non-current and investments in subsidiaries and VIE	111,694	19,052
Deferred income tax assets	52	-

TOTAL ASSETS	$120,526	$26,701

TOTAL LIABILITIES AND EQUITY

Current liabilities:
Accrued expenses and other current liabilities	743	565
Deferred income-current	173	-

Total current liabilities	916	565

Total Liabilities	916	565

Equity:
Ordinary shares	30	32
Additional paid-in capital and subscription receivable	44,677	28,804
Retained earnings/(accumulated deficit)	75,192	(3,130)
Accumulated other comprehensive (loss)/income	(289)	430

Total shareholders' equity	119,610	26,136

TOTAL LIABILITIES AND EQUITY	$120,526	$26,701

China digital tv holding co., lTD.

Financial Statement Schedule I
Additional Information
Condensed Financial Information of Parent Company
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(U.S. dollars in thousands)

	For the years ended December 31,
	2015	2016	2017

Operating expenses	$(702)	$(1,241)	$(1,607)
Interest income	-	-	1
Equity in earnings/(loss) of subsidiaries and VIE	2,535	46,864	(1,125)

Net income/(loss) before provision for income taxes	1,833	45,623	(2,731)

Provision for income taxes	(305)	(205)	(337)

Net income/(loss) attributable to ordinary shareholders	1,528	45,418	(3,068)
Other comprehensive (loss)/income, after reclassification, net of tax
Foreign currency translation adjustment	(3,859)	(21,939)	719

Comprehensive (loss)/income attributable to ordinary shareholders	$(2,331)	$23,479	$(2,349)

China digital tv holding co., lTD.

Additional Information-Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(U.S. dollars in thousands)

	For the years ended December 31,
	2015	2016	2017

Net cash (used in)/provided by operating activities	$(1,631)	$11,050	$98,221

Net cash provided by investing activities	-	-	-

Net cash provided by /(used in) financing activities	700	(11,985)	(91,813)

NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(931)	(935)	6,408
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	2,482	1,551	616

CASH AND CASH EQUIVALENTS, END OF THE YEAR	$1,551	$616	$7,024

1.
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of China Digital TV Holding Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

4.
As of December 31, 2017, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.

5.	Nil, $13,481 and $99,293 of cash dividends were paid to the Company by its subsidiary in the years ended December 31, 2015, 2016 and 2017, respectively.